Note 5 - Notes and Convertible Notes (Details Textual)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2015 USD ($)	Mar. 26, 2014 USD ($) $ / shares	Nov. 19, 2013 USD ($)	Jan. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2016
Long-term Debt, Gross										$ 3,245,972
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Interest Expense, Debt		$ 65,000				$ 1,087,578	$ 247,310	$ 1,972,428	$ 564,383	$ 994,671	$ 348,153
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.25
Proceeds from Lines of Credit			$ 50,000
Line of Credit Facility, Interest Rate at Period End			24.00%									18.00%
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						4,455,413		4,455,413
The 2015 Unit Offering [Member]
Debt Instrument, Interest Rate, Stated Percentage				12.00%						12.00%
Maximum Discount on Securities Offering				30.00%
Over Allotment Percentage				20.00%
Maximum Over Allotment Proceeds				$ 1,000,000
Unit Offering Maximum Value				6,000,000
Minimum Proceeds Required For Stock Registration	$ 3,000,000			3,000,000
Proceeds from Issuance of Debt				$ 133,000						$ 2,671,713
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.30
Discount On Convertible Note Payable										3,319,906
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Unit Price 1 [Member]
Debt Instrument, Face Amount										$ 1,535,000
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.25
The 2015 Unit Offering [Member] | Debt Instrument, Convertible, Units Price 2 [Member]
Debt Instrument, Face Amount										$ 1,136,713
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.35
The 2015 Unit Offering [Member] | Series A Warrant [Member]
Warrant, Convertible Conversion Ratio	1			1
Class of Warrant or Right, Call Provision, Stock Price Threshold, Consecutive Business Days	10 days			10 years
The 2015 Unit Offering [Member] | December 2014 Warrants [Member]
Debt Instrument, Interest Rate, Stated Percentage				12.00%	12.00%						12.00%
Proceeds from Issuance of Debt					$ 200,000
Debt Instrument, Face Amount				$ 133,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.30	$ 0.30						$ 0.30
Warrant Term					3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					350,000						350,000
Discount On Convertible Note Payable					$ 200,000						$ 200,000
Debt Instrument, Term											3 years